United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/16

Date of Reporting Period: Six months ended 09/30/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2015
Share Class	Ticker
A	FHIIX
B	FHBBX
C	FHICX

Federated High Income Bond Fund, Inc.
Fund Established 1977

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2015 through September 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2015, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	12.3%
Health Care	8.5%
Media Entertainment	8.1%
Packaging	5.9%
Midstream	5.7%
Cable Satellite	5.2%
Independent Energy	5.1%
Automotive	4.7%
Wireless Communications	4.1%
Financial Institutions	3.9%
Gaming	3.9%
Food & Beverage	3.5%
Pharmaceuticals	3.5%
Other[2]	23.4%
Cash Equivalents[3]	1.4%
Other Assets and Liabilities—Net[4]	0.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.8%
		Aerospace/Defense—0.9%
$1,900,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$1,857,839
900,000		TransDigm, Inc., 5.50%, 10/15/2020	862,313
2,875,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,695,312
2,425,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,291,261
400,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	377,500
		TOTAL	8,084,225
		Automotive—4.7%
4,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	4,536,500
2,325,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	2,569,125
1,675,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,677,094
3,675,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	2,976,750
1,450,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	1,380,812
3,100,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	3,162,000
2,575,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	2,723,062
1,875,000		Lear Corp., 4.75%, 1/15/2023	1,846,875
1,500,000		Lear Corp., 5.25%, 1/15/2025	1,477,500
950,000		Lear Corp., 5.375%, 3/15/2024	954,750
2,625,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	2,743,125
1,275,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,134,750
2,250,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	2,171,250
1,125,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	1,113,750
1,325,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,431,000
1,475,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,524,781
600,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	582,000
2,625,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	2,867,812
450,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	464,062
3,600,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	2,898,000
250,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	237,188
1,225,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	1,123,938
		TOTAL	41,596,124
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—2.5%
$525,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	$539,438
1,300,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	1,339,000
2,650,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	2,636,750
1,850,000		Anixter International, Inc., 5.625%, 5/1/2019	1,947,125
875,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	864,063
800,000	[1,2]	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/1/2023	806,000
1,050,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,065,750
850,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	850,000
1,000,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	1,008,750
425,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	444,125
625,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	640,625
1,825,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,920,812
3,250,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	3,428,750
2,700,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	2,713,500
1,075,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,104,476
650,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	677,625
75,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	75,094
		TOTAL	22,061,883
		Cable Satellite—5.2%
425,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	409,063
2,550,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,432,062
425,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	388,344
1,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,046,250
1,350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,193,063
2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,054,719
400,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	379,000
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	832,500
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,005,375
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,060,500
925,000		DISH DBS Corp., 5.00%, 3/15/2023	777,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$6,400,000		DISH DBS Corp., 5.875%, 7/15/2022	$5,664,000
2,225,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	1,454,594
2,700,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	1,768,500
3,075,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	2,413,875
2,175,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,799,812
675,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	625,219
1,575,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,586,812
1,575,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,592,719
3,975,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	4,024,687
2,250,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	2,174,062
1,850,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,789,875
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	895,375
1,800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,804,500
1,375,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,337,188
2,875,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	2,652,187
2,200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	2,197,250
350,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	329,875
		TOTAL	45,688,406
		Chemicals—2.6%
2,275,000		Ashland, Inc., 4.75%, 8/15/2022	2,127,125
1,800,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,705,500
2,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,080,376
3,150,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	3,327,187
1,500,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,342,500
450,000		Georgia Gulf Corp., 4.875%, 5/15/2023	379,688
2,500,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,137,500
3,075,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,451,697
375,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	327,713
2,050,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	1,763,000
3,750,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	3,243,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$750,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	$742,500
875,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	860,781
		TOTAL	22,489,317
		Construction Machinery—0.8%
1,275,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	902,062
800,000		United Rentals, Inc., 4.625%, 7/15/2023	778,000
575,000		United Rentals, Inc., 5.75%, 11/15/2024	553,438
425,000		United Rentals, Inc., 7.375%, 5/15/2020	448,375
500,000		United Rentals, Inc., 7.625%, 4/15/2022	533,750
3,000,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	2,816,250
575,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	576,438
		TOTAL	6,608,313
		Consumer Cyclical Services—1.5%
1,975,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,821,937
2,450,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	2,260,125
4,425,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	4,115,250
800,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	771,000
1,875,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,856,250
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,776,250
850,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	858,500
		TOTAL	13,459,312
		Consumer Products—2.6%
5,825,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	6,138,094
2,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,275,875
2,750,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,571,250
1,425,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	1,442,812
1,025,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	1,078,813
2,600,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,548,000
525,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	543,375
1,550,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	1,588,750
2,000,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,990,000
1,200,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, 5.625%, 10/15/2023	1,204,500
1,125,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, 5.875%, 10/1/2023	1,147,500
		TOTAL	22,528,969
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Diversified Manufacturing—0.9%
$3,425,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	$3,048,250
2,325,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	2,028,563
1,200,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,230,000
1,925,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,850,406
		TOTAL	8,157,219
		Financial Institutions—3.9%
2,475,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	2,478,094
450,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	449,438
375,000		Ally Financial, Inc., 4.75%, 9/10/2018	383,438
2,700,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	2,841,750
1,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,207,813
475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	471,141
1,475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,397,562
550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	541,750
1,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	991,250
1,700,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,802,000
2,900,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	2,987,000
400,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	420,000
1,750,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	1,743,437
3,600,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	3,447,000
2,950,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,861,500
3,825,000		International Lease Finance Corp., 4.625%, 4/15/2021	3,853,687
2,850,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,042,375
3,825,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	3,638,531
		TOTAL	34,557,766
		Food & Beverage—3.5%
5,350,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	5,042,375
5,400,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	5,615,190
2,000,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	2,035,000
5,550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	5,466,750
975,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	1,001,813
1,625,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	1,676,797
2,025,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	2,141,437
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$1,250,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	$1,284,375
350,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	335,125
6,250,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	6,484,375
		TOTAL	31,083,237
		Gaming—3.9%
1,100,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	1,100,000
1,175,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	1,230,813
1,850,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	1,887,000
1,750,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,334,375
1,375,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	1,399,062
1,350,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,377,000
4,300,000		MGM Mirage, Inc., 7.75%, 3/15/2022	4,595,625
900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	933,750
1,225,000		MGM Resorts International, 6.00%, 3/15/2023	1,191,313
2,650,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	2,709,625
4,150,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	4,207,062
2,400,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	2,551,992
825,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	907,500
2,123,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	2,211,901
3,180,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,386,700
3,525,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,683,625
		TOTAL	34,707,343
		Health Care—8.5%
2,525,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,310,375
2,425,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,431,062
4,300,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	4,401,953
1,150,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	1,173,000
800,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	770,000
925,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	910,084
875,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	913,281
3,450,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,424,126
550,000		HCA, Inc., 4.75%, 5/1/2023	553,300
6,525,000		HCA, Inc., 5.00%, 3/15/2024	6,557,625
2,400,000		HCA, Inc., 5.875%, 5/1/2023	2,496,000
1,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	1,612,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,600,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	$2,587,000
3,275,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,708,938
2,150,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	2,198,375
575,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	579,313
1,150,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	1,164,375
2,725,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,810,156
2,825,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	2,856,781
5,925,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	5,939,812
7,675,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	6,619,687
3,100,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	3,084,500
2,350,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	2,338,251
750,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	757,500
4,750,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	5,060,650
2,650,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	2,597,000
2,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,076,375
725,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	721,375
2,500,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	2,625,000
		TOTAL	75,278,394
		Independent Energy—5.1%
2,875,000		Antero Resources Corp., 6.00%, 12/1/2020	2,673,750
325,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	286,813
1,800,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,593,000
2,275,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,376,375
925,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	335,312
650,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	399,750
3,025,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	1,826,344
400,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	353,000
2,450,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,303,000
250,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	75,000
875,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	277,813
750,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	492,890
1,225,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	823,812
3,025,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	2,238,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$750,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	$738,750
700,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	521,500
500,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	402,500
1,775,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	1,535,375
1,425,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	192,375
375,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	66,563
1,500,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,481,250
900,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 5/1/2023	832,500
1,050,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	876,750
1,000,000		Laredo Petroleum, 5.625%, 1/15/2022	900,000
575,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	526,125
350,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	340,375
3,250,000		Legacy Reserves, 6.625%, 12/1/2021	2,226,250
900,000		Linn Energy LLC, 6.50%, 5/15/2019	252,000
900,000		Linn Energy LLC, 6.50%, 9/15/2021	191,250
950,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	223,250
300,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	81,000
550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	149,875
850,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	811,750
3,650,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	2,732,937
1,350,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,053,000
1,675,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	1,327,437
475,000		PDC Energy, Inc., 7.75%, 10/15/2022	472,625
1,125,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,085,625
400,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	386,000
1,150,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,022,781
1,444,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	1,290,575
2,125,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	1,905,870
250,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	235,625
1,275,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,085,344
725,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	625,312
150,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	140,250
875,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	193,047
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$525,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	$118,125
1,900,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	418,000
3,000,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	1,350,000
2,975,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	2,588,250
		TOTAL	45,435,600
		Industrial - Other—2.1%
1,325,000	[1,2]	ATS Automation Tooling Systems, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 6/15/2023	1,331,625
1,150,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,069,500
3,375,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	3,282,187
2,200,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,090,000
875,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	853,125
2,700,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,497,500
4,250,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	4,313,750
2,875,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,831,875
		TOTAL	18,269,562
		Leisure—0.9%
375,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	381,563
1,475,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,486,062
350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	344,313
750,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	786,563
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
275,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	260,906
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,627,312
3,200,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	3,216,000
		TOTAL	8,102,719
		Lodging—0.2%
550,000	[1,2]	Esh Hospitality, Inc., Series 144A, 5.25%, 5/1/2025	543,125
1,025,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	1,063,438
425,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	425,000
		TOTAL	2,031,563
		Media Entertainment—8.1%
1,675,000		AMC Networks, Inc., 7.75%, 7/15/2021	1,779,855
1,650,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,561,313
925,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	926,156
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$375,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	$381,563
1,500,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,531,875
3,000,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,512,500
825,000		Clear Channel Worldwide, 6.50%, 11/15/2022	823,969
4,750,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	4,785,625
1,325,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	955,656
3,950,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	3,969,750
2,375,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	2,499,687
3,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	3,157,500
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	147,375
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	146,250
2,900,000		Gray Television, Inc., 7.50%, 10/1/2020	2,983,375
1,450,000		Lamar Media Corp., 5.00%, 5/1/2023	1,435,500
1,000,000		Lamar Media Corp., 5.875%, 2/1/2022	1,043,750
1,075,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,091,125
1,350,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	1,343,250
2,725,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,799,937
2,000,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,980,000
1,025,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	1,031,406
5,025,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,880,531
800,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	799,000
2,075,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	1,937,531
2,750,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	2,365,000
3,750,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,421,875
3,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	3,004,000
1,600,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	1,632,000
2,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,720,250
1,000,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	957,500
4,625,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,648,125
1,825,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	1,715,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$2,150,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	$1,921,563
2,750,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	2,674,375
		TOTAL	71,564,667
		Metals & Mining—0.6%
1,450,000		ArcelorMittal SA, 6.125%, 6/1/2025	1,178,125
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	738,188
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	391,000
1,325,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,218,172
1,350,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,304,437
		TOTAL	4,829,922
		Midstream—5.7%
800,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	741,149
450,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	403,682
1,375,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	1,313,125
900,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	909,862
1,450,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	1,239,750
6,500,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	5,882,500
1,225,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	1,120,876
475,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	446,500
2,025,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,893,375
450,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	440,719
1,825,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,742,875
1,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	925,063
3,050,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	2,996,271
250,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	230,000
950,000		MarkWest Energy Partners LP, 4.875%, 6/1/2025	876,185
2,000,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	1,947,500
1,275,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	1,176,443
600,000		Regency Energy Partners LP, 5.00%, 10/1/2022	586,842
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	632,125
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	564,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$2,575,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	$2,278,875
1,300,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	1,137,500
3,500,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	3,263,750
1,500,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,353,750
625,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	584,375
2,450,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	2,165,187
1,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,697,250
2,576,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,698,360
1,875,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	1,621,875
600,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	579,000
700,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	584,500
1,325,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,182,562
500,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	478,750
1,664,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,622,400
1,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,259,062
175,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	172,375
425,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	416,500
1,550,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	1,546,125
		TOTAL	50,711,538
		Oil Field Services—0.1%
1,225,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	686,000
1,625,000		FTS International, Inc., 6.25%, 5/1/2022	511,875
		TOTAL	1,197,875
		Packaging—5.9%
4,875,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	5,091,328
700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	705,250
211,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	212,824
350,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	336,000
1,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	2,010,422
3,475,000		Ball Corp., 4.00%, 11/15/2023	3,283,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,450,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	$1,434,586
1,500,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,421,250
5,125,000		Berry Plastics Corp., 5.50%, 5/15/2022	4,977,656
525,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	528,938
4,225,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	4,098,250
1,550,000		Crown Americas LLC, 4.50%, 1/15/2023	1,530,625
775,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	806,969
2,975,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	3,101,437
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	286,125
1,325,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,276,969
1,050,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	1,060,500
1,300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	1,315,438
4,350,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	4,404,375
3,025,000		Reynolds Group, 8.25%, 2/15/2021	3,032,562
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	857,250
1,375,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,364,687
450,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	453,375
400,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	440,000
1,750,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,719,375
1,325,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,348,187
5,175,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,916,250
		TOTAL	52,014,503
		Paper—0.6%
1,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,395,000
3,250,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	3,095,625
1,175,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	1,175,000
		TOTAL	5,665,625
		Pharmaceuticals—3.5%
625,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	601,563
400,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	385,500
2,325,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,281,406
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$1,975,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	$1,960,187
3,050,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	3,034,750
5,250,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	5,118,750
450,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	431,438
1,625,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,412,734
875,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	783,125
825,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	753,844
1,025,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	1,017,313
1,975,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,881,187
3,850,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	3,975,125
425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	403,750
150,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.375%, 3/15/2020	146,156
3,325,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	3,196,156
3,650,000	[1,2]	Vrx Escrow Corp, Series 144A, 6.125%, 4/15/2025	3,505,460
		TOTAL	30,888,444
		Refining—0.4%
1,500,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,461,000
1,775,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,748,375
		TOTAL	3,209,375
		Restaurants—1.6%
1,525,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	1,494,805
5,075,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	5,163,812
2,650,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	2,769,250
4,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,677,750
		TOTAL	14,105,617
		Retailers—2.8%
4,300,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	4,359,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$1,400,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	$1,459,500
1,525,000	[1]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,227,625
225,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	209,250
1,250,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,334,375
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	742,875
3,850,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	4,032,875
150,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	155,250
2,375,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	2,458,125
2,100,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,121,000
2,625,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	2,670,937
2,450,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,440,813
1,850,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	1,928,625
		TOTAL	25,140,375
		Technology—12.3%
2,350,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	1,468,750
1,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	645,000
3,175,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	2,577,703
1,675,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,415,375
2,850,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	2,857,125
3,375,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	2,408,906
1,025,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,072,406
2,425,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	2,448,741
1,950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,954,875
725,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	697,363
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	1,917,500
3,175,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	3,266,281
2,050,000	[1,2]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	1,240,250
2,225,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	2,336,250
1,800,000		Emdeon, Inc., 11.00%, 12/31/2019	1,923,750
725,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	705,063
2,875,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,792,344
3,250,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	3,310,937
1,825,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	1,811,313
11,175,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	11,705,812
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,250,000		IAC Interactive Corp., 4.75%, 12/15/2022	$2,072,813
4,075,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	4,090,281
5,800,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,125,750
200,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	199,375
4,975,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	4,577,000
2,950,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	2,964,750
625,000		Iron Mountain, Inc., 5.75%, 8/15/2024	605,469
1,300,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	1,353,950
825,000	[1,2]	Iron Mountain, Inc., Sr. Unsecd. Note, 6.00%, 10/1/2020	835,065
3,075,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	2,944,312
925,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	934,250
700,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	711,375
475,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	437,000
1,800,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,678,500
825,000		NCR Corp., 6.375%, 12/15/2023	811,594
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,369,781
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	1,902,500
700,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	688,625
725,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	755,813
3,675,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,684,187
1,150,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	1,143,531
1,750,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	1,785,000
1,075,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,076,344
1,150,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,078,844
2,075,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	2,086,911
3,650,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	3,681,937
3,275,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	3,385,531
1,000,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,041,250
3,050,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	2,607,750
1,025,000		Verisign, Inc., 4.625%, 5/1/2023	1,001,938
900,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	895,500
2,850,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	3,042,375
		TOTAL	109,125,045
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation Services—0.5%
$2,300,000		HDTFS, Inc., 6.25%, 10/15/2022	$2,317,250
1,025,000		Hertz Corp., 5.875%, 10/15/2020	1,025,000
925,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	943,500
		TOTAL	4,285,750
		Utility - Electric—1.2%
4,600,000		Calpine Corp., 5.75%, 1/15/2025	4,318,250
1,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	1,060,875
68,118	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	68,629
2,150,000		NRG Energy, Inc., 6.25%, 5/1/2024	1,908,125
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,295,000
1,525,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	1,353,437
550,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	477,125
		TOTAL	10,481,441
		Wireless Communications—4.1%
3,925,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	3,581,562
1,475,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	1,296,156
1,550,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,491,875
1,375,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,223,750
825,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	752,813
5,425,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	5,045,250
600,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	580,500
275,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	275,000
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,839,062
50,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	50,250
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	74,438
6,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,674,187
425,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	447,313
650,000		Sprint Corp., 7.125%, 6/15/2024	501,865
2,200,000		Sprint Corp., 7.875%, 9/15/2023	1,786,125
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,331,625
3,375,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,548,125
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,530,875
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	338,625
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	454,813
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$2,225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	$2,162,422
		TOTAL	35,986,631
		Wireline Communications—0.6%
725,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	713,219
1,475,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	1,530,312
700,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	735,000
2,650,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	2,525,768
		TOTAL	5,504,299
		TOTAL CORPORATE BONDS (IDENTIFIED COST $919,398,919)	864,851,059
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
28,064	[1,3,5]	Lone Pine Resources Canada Ltd.	0
28,064	[3,5]	Lone Pine Resources, Inc.	32,554
225,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	32,554
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $557,475)	32,554
		INVESTMENT COMPANY—1.4%
12,530,080	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%[8] (AT NET ASSET VALUE)	12,530,080
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $934,486,474)[9]	877,413,693
		OTHER ASSETS AND LIABILITIES - NET—0.8%[10]	7,111,343
		TOTAL NET ASSETS—100%	$884,525,036
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $444,091,961, which represented 50.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2015, these liquid restricted securities amounted to $440,187,957, which represented 49.8% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
Semi-Annual Shareholder Report

5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $934,113,938.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$864,851,059	$0	$864,851,059
Equity Securities:
Common Stocks
Domestic	—	—	0	0
International	—	—	32,554	32,554
Investment Company	12,530,080	—	—	12,530,080
TOTAL SECURITIES	$12,530,080	$864,851,059	$32,554	$877,413,693
The following acronym is used throughout this portfolio:
GTD	—Guaranteed
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.65	$7.94	$7.91	$7.62	$7.71	$7.35
Income From Investment Operations:
Net investment income	0.19	0.41[1]	0.45[1]	0.51[1]	0.55[1]	0.58
Net realized and unrealized gain (loss) on investments	(0.46)	(0.27)	0.05	0.31	(0.07)	0.36
TOTAL FROM INVESTMENT OPERATIONS	(0.27)	0.14	0.50	0.82	0.48	0.94
Less Distributions:
Distributions from net investment income	(0.20)	(0.43)	(0.47)	(0.55)	(0.57)	(0.58)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	0.00[2]	0.02	—	—
Net Asset Value, End of Period	$7.18	$7.65	$7.94	$7.91	$7.62	$7.71
Total Return[4]	(3.58)%	1.89%	6.64%[3]	11.42%[3]	6.66%	13.42%
Ratios to Average Net Assets:
Net expenses	1.24%[5]	1.23%	1.23%	1.23%	1.23%	1.23%
Net investment income	5.16%[5]	5.33%	5.78%	6.53%	7.37%	7.66%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.00%[7]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$679,387	$753,815	$904,021	$951,934	$880,629	$833,523
Portfolio turnover	15%	31%	28%	38%	35%	41%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.13% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.64	$7.92	$7.90	$7.61	$7.69	$7.34
Income From Investment Operations:
Net investment income	0.17	0.36[1]	0.39[1]	0.45[1]	0.49[1]	0.54
Net realized and unrealized gain (loss) on investments	(0.47)	(0.26)	0.04	0.31	(0.06)	0.34
TOTAL FROM INVESTMENT OPERATIONS	(0.30)	0.10	0.43	0.76	0.43	0.88
Less Distributions:
Distributions from net investment income	(0.18)	(0.38)	(0.41)	(0.49)	(0.51)	(0.53)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	0.00[2]	0.02	—	—
Net Asset Value, End of Period	$7.16	$7.64	$7.92	$7.90	$7.61	$7.69
Total Return[4]	(4.08)%	1.25%	5.71%[3]	10.59%[3]	6.00%	12.44%
Ratios to Average Net Assets:
Net expenses	1.99%[5]	1.98%	1.98%	1.98%	1.98%	1.99%
Net investment income	4.40%[5]	4.58%	5.03%	5.78%	6.59%	6.92%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.00%[7]	0.01%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$43,359	$53,705	$69,465	$78,132	$74,958	$114,006
Portfolio turnover	15%	31%	28%	38%	35%	41%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.00% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.64	$7.92	$7.89	$7.60	$7.69	$7.34
Income From Investment Operations:
Net investment income	0.17	0.36[1]	0.39[1]	0.45[1]	0.49[1]	0.53
Net realized and unrealized gain (loss) on investments	(0.47)	(0.26)	0.05	0.31	(0.07)	0.35
TOTAL FROM INVESTMENT OPERATIONS	(0.30)	0.10	0.44	0.76	0.42	0.88
Less Distributions:
Distributions from net investment income	(0.18)	(0.38)	(0.41)	(0.49)	(0.51)	(0.53)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	0.00[2]	0.02	—	—
Net Asset Value, End of Period	$7.16	$7.64	$7.92	$7.89	$7.60	$7.69
Total Return[4]	(4.08)%	1.26%	5.85%[3]	10.60%[3]	5.87%	12.44%
Ratios to Average Net Assets:
Net expenses	1.99%[5]	1.99%	1.98%	1.98%	1.98%	1.99%
Net investment income	4.40%[5]	4.58%	5.03%	5.78%	6.62%	6.90%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.00%[7]	0.01%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$161,779	$185,912	$212,735	$220,942	$183,362	$169,501
Portfolio turnover	15%	31%	28%	38%	35%	41%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.00% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $12,530,080 of investment in an affiliated holding (Note 5) (identified cost $934,486,474)		$877,413,693
Income receivable		17,649,355
Receivable for investments sold		1,478,429
Receivable for shares sold		592,862
TOTAL ASSETS		897,134,339
Liabilities:
Payable for investments purchased	$9,500,000
Payable for shares redeemed	2,513,368
Payable for Directors'/Trustees' fees (Note 5)	172
Payable for distribution services fee (Note 5)	130,222
Payable for other service fees (Notes 2 and 5)	292,264
Accrued expenses (Note 5)	173,277
TOTAL LIABILITIES		12,609,303
Net assets for 123,321,913 shares outstanding		$884,525,036
Net Assets Consist of:
Paid-in capital		$1,013,630,036
Net unrealized depreciation of investments		(55,072,781)
Accumulated net realized loss on investments		(74,179,327)
Undistributed net investment income		147,108
TOTAL NET ASSETS		$884,525,036
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share $679,386,979 ÷ 94,671,097 shares outstanding, $0.001 par value, 4,000,000,000 shares authorized	$7.18
Offering price per share (100/95.50 of $7.18)	$7.52
Redemption proceeds per share (98.00/100 of $7.18)	$7.04
Class B Shares:
Net asset value per share $43,359,080 ÷ 6,053,936 shares outstanding, $0.001 par value, 2,000,000,000 shares authorized	$7.16
Offering price per share	$7.16
Redemption proceeds per share (92.50/100 of $7.16)	$6.62
Class C Shares:
Net asset value per share $161,778,977 ÷ 22,596,880 shares outstanding, $0.001 par value, 4,000,000,000 shares authorized	$7.16
Offering price per share	$7.16
Redemption proceeds per share (97.00/100 of $7.16)	$6.95
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2015 (unaudited)
Investment Income:
Interest		$30,609,236
Dividends received from an affiliated holding (Note 5)		7,985
TOTAL INCOME		30,617,221
Expenses:
Investment adviser fee (Note 5)	$3,589,853
Administrative fee (Note 5)	374,699
Custodian fees	19,743
Transfer agent fee	525,071
Directors'/Trustees' fees (Note 5)	7,261
Auditing fees	16,125
Legal fees	4,119
Portfolio accounting fees	95,481
Distribution services fee (Note 5)	850,300
Other service fees (Notes 2 and 5)	1,190,558
Share registration costs	33,390
Printing and postage	37,441
Taxes	39,472
Miscellaneous (Note 5)	9,789
TOTAL EXPENSES	6,793,302
Waiver/reimbursement of investment adviser fee (Note 5)	(7,696)
Net expenses		6,785,606
Net investment income		23,831,615
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		2,494,079
Net change in unrealized appreciation of investments		(61,274,452)
Net realized and unrealized loss on investments		(58,780,373)
Change in net assets resulting from operations		$(34,948,758)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2015	Year Ended 3/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,831,615	$56,396,179
Net realized gain on investments	2,494,079	10,727,229
Net change in unrealized appreciation/depreciation of investments	(61,274,452)	(48,547,549)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(34,948,758)	18,575,859
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(19,731,371)	(46,610,263)
Class B Shares	(1,150,107)	(2,993,776)
Class C Shares	(4,146,558)	(9,640,881)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,028,036)	(59,244,920)
Share Transactions:
Proceeds from sale of shares	58,950,238	116,295,016
Net asset value of shares issued to shareholders in payment of distributions declared	22,214,398	52,961,162
Cost of shares redeemed	(130,107,108)	(321,471,823)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(48,942,472)	(152,215,645)
Redemption Fees	11,391	97,679
Change in net assets	(108,907,875)	(192,787,027)
Net Assets:
Beginning of period	993,432,911	1,186,219,938
End of period (including undistributed net investment income of $147,108 and $1,343,529, respectively)	$884,525,036	$993,432,911
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2015 (unaudited)
1. ORGANIZATION
Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$907,125
Class B Shares	61,547
Class C Shares	221,886
TOTAL	$1,190,558
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at September 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$68,118	$68,629
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	10/09/2012	$1,511,137	$1,227,625
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/2010 – 12/6/2012	$3,284,594	$2,607,750
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,503,929	$48,802,948	11,736,393	$91,369,507
Shares issued to shareholders in payment of distributions declared	2,312,354	17,448,338	5,376,439	41,656,375
Shares redeemed	(12,618,902)	(94,798,383)	(32,565,670)	(252,314,186)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,802,619)	$(28,547,097)	(15,452,838)	$(119,288,304)

	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	224,358	$1,681,898	616,300	$4,803,988
Shares issued to shareholders in payment of distributions declared	130,215	981,193	327,661	2,535,894
Shares redeemed	(1,329,800)	(10,008,103)	(2,685,066)	(20,811,198)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(975,227)	$(7,345,012)	(1,741,105)	$(13,471,316)

	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,121,790	$8,465,392	2,602,433	$20,121,521
Shares issued to shareholders in payment of distributions declared	502,544	3,784,867	1,133,901	8,768,893
Shares redeemed	(3,369,549)	(25,300,622)	(6,261,512)	(48,346,439)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,745,215)	$(13,050,363)	(2,525,178)	$(19,456,025)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,523,061)	$(48,942,472)	(19,719,121)	$(152,215,645)
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the
Semi-Annual Shareholder Report

Fund as additions to paid-in capital. For the six months ended September 30, 2015, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $8,682, $587 and $2,122, respectively. For the year ended March 31, 2015, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $74,355, $5,661 and $17,663, respectively.
4. FEDERAL TAX INFORMATION
At September 30, 2015, the cost of investments for federal tax purposes was $934,113,938. The net unrealized depreciation of investments for federal tax purposes was $56,700,245. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,149,594 and net unrealized depreciation from investments for those securities having an excess of cost over value of $64,849,839.
At March 31, 2015, the Fund had a capital loss carryforward of $66,811,206 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$37,008,996	NA	$37,008,996
2019	$29,802,210	NA	$29,802,210
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of March 31, 2015, for federal income tax purposes, post October losses of $6,630,492 were deferred to April 1, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2015, the Adviser voluntarily waived $167 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
For the six months ended September 30, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$184,643
Class C Shares	665,657
TOTAL	$850,300
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2015, FSC retained $171,004 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2015, FSC retained $20,648 in sales charges from the sale of Class A Shares. FSC also retained $1,282 of CDSC relating to redemptions of Class A Shares, $117,921 relating to redemptions of Class B Shares and $10,162 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended September 30, 2015, FSSC received $104,061 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, expenses allocated from affiliated partnerships and proxy related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.24%, 1.99% and 1.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended September 30, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $290,906 and $1,238,156, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2015, the Adviser reimbursed $7,529. Transactions involving the affiliated holding during the six months ended September 30, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2015	9,926,185
Purchases/Additions	131,967,225
Sales/Reductions	(129,363,330)
Balance of Shares Held 9/30/2015	12,530,080
Value	$12,530,080
Dividend Income	$7,985
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2015, were as follows:
Purchases	$138,726,396
Sales	$188,596,423
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2015, there were no outstanding loans. During the six months ended September 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2015, there were no outstanding loans. During the six months ended September 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2015	Ending Account Value 9/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$964.20	$6.09
Class B Shares	$1,000	$959.20	$9.75
Class C Shares	$1,000	$959.20	$9.75
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.26
Class B Shares	$1,000	$1,015.05	$10.02
Class C Shares	$1,000	$1,015.05	$10.02
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.24%
Class B Shares	1.99%
Class C Shares	1.99%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated High Income Bond Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year, and five-year periods was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
8110103 (11/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 23, 2015